RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net Change in Fair Value of Derivative Assets and Liabilities Classified as Level III (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Net change in the Level III fair value category
Unrealized gains (losses) attributed to derivatives in the Level III category	$ (3)	$ 3
Commodity contracts | Power
Net change in the Level III fair value category
Balance at beginning of year	(4)	(7)
Total (losses)/gains included in Net income	(3)	3
Settlements	1	0
Balance at end of year	$ (6)	$ (4)